SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jul. 07, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	21,320,000	21,320,000
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		21,320,000	7,520,000